NOTE 9 - RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Proceeds from Related Party Debt		$ 19,709		$ 81,162	$ 297,006
Payments for Loans		26,434	5,338	10,792	10,294
Less: repayments		(26,434)	(5,338)	(10,792)	(10,294)
[custom:PreferredBSharesConvertedToCommonSharesValue]	$ (6,000)		(6,000)	(6,000)
Founder Loan [Member]
Short-Term Debt [Line Items]
Principal Amount Outstanding of Loans Held-in-portfolio		$ 385,381		428,177	500,915
Debt Instrument, Call Feature		On May 23, 2022, the Company entered an amendment to the Loan Agreement between Bubblr Limited and Mr. Morris to change the loan from a demand loan to have maturity date on the earlier of (i) the completion of an offering by Bubblr, Inc., in the amount of no less than $7,500,000 in a public offering, or (ii) two years from the date of the amendment.
Debt Instrument, Payment Terms		In addition, on a date no later than five (5) business days from the completion of bridge financing of no less than $1.5 million USD the Company shall pay to Mr. Morris an amount equal to
Conversion of Stock, Amount Converted		$ 0	66,000	(66,000)
Debt Instrument, Face Amount		428,177		500,915	518,955
Payments for Loans				66,000	18,040
Less: repayments				(66,000)	(18,040)
[custom:PreferredBSharesConvertedToCommonSharesValue]			6,000	$ 6,000
Founder Loan [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesShares]				2,650
[custom:PreferredBSharesConvertedToCommonSharesValue]				$ 6,000
Founder Loan [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
[custom:PreferredBSharesConvertedToCommonSharesValue]				60,000
Shareholder Loans [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		18,263		81,162	297,006
Proceeds from Related Party Debt		19,709	0	81,162
Payments for Loans		77,940	(303,068)	303,068	0
Less: repayments		$ (77,940)	$ 303,068	(303,068)	0
Shareholder Loans Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				81,162
Shareholder Loan One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				$ 245,234	245,234
Debt Instrument, Maturity Date				Jan. 31, 2021
Shareholder Loan Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				$ 51,772	$ 51,772
Debt Instrument, Maturity Date				Dec. 31, 2020
Debt Instrument, Interest Rate, Effective Percentage				20.00%